NONCONTROLLING INTERESTS - REDEEMABLE NONCONTROLLING INFORMATION (Details) - CAD CAD in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REDEEMABLE NONCONTROLLING INTERESTS
Balance at beginning of year				CAD 2,141	CAD 2,249	CAD 1,053
Earnings/(loss)				268	(3)	(11)
Other comprehensive income/(loss), net of tax, Change in unrealized gains/(loss) on cash flow hedges				(17)	(7)	(15)
Other comprehensive loss from equity investees					(12)
Reclassification to earnings of realized cash flow hedges				3	2
Reclassification to earnings of unrealized cash flow hedges				6	2
Change in foreign currency translation adjustment				(3)	18	5
Other comprehensive income/(loss)				(11)	3	(10)
Distributions to unitholders				(202)	(114)	(79)
Contributions from unitholders				591	670	323
Reversal of cumulative redemption value adjustment attributable to ECT preferred units					(541)
Dilution loss on Enbridge Income Fund issuance of trust units				(4)	(355)
Dilution loss on Enbridge Income Fund equity investment				(73)	(132)
Dilution gain/(loss) on Enbridge Income Fund indirect equity investment				(4)	5
Redemption value adjustment				686	359	973
Balance at end of year				3,392	2,141	2,249
Additional disclosure
Common shares issued				CAD 2,260	CAD 57	CAD 478
The Fund
REDEEMABLE NONCONTROLLING INTERESTS
Contributions from unitholders	CAD 591
Dilution loss on Enbridge Income Fund issuance of trust units	CAD 4
Additional disclosure
Ownership interest percentage held by noncontrolling owners	45.60%	40.70%	70.60%	45.60%	40.70%	70.60%	68.60%
The Fund | Enbridge Income Fund Holdings Inc
Additional disclosure
Proceeds from issuance of equity		CAD 874	CAD 421
Enbridge Income Fund Holdings Inc
Additional disclosure
Ownership interest (as a percent)	19.90%	19.90%	19.90%
Enbridge Income Fund Holdings Inc | Public investors
Additional disclosure
Common shares issued	CAD 575	CAD 700	CAD 337
Enbridge Income Fund Holdings Inc | Enbridge Inc.
Additional disclosure
Common shares issued	143	174	CAD 84
Enbridge Commercial Trust | The Fund
Additional disclosure
Proceeds from issuance of equity	718	874
Enbridge Income Partners LP | Enbridge Commercial Trust
Additional disclosure
Proceeds from issuance of equity	CAD 718	CAD 874
Fund Group | United States segment of Alliance Pipeline
Additional disclosure
Ownership percentage transfer between segments			50.00%
Total consideration			CAD 1,800
Consideration cash portion			421
Consideration debt portion received			CAD 878
Consideration debt portion received interest rate			5.50%
Consideration preferred units portion received			CAD 461